UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO___   JULY 14, 2006


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      48
Form 13F Information Table Value Total:        $81,559


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ALLEGHENY ENERGY INC           COM              017361106     4413   119040 SH       DEFINED                     0        0   119040
AMERICAN WOODMARK              COM              030506109      265     7550 SH       DEFINED                     0        0     7550
AON CORP                       COM              037389103     4048   116260 SH       DEFINED                     0        0   116260
APPLIED INDUSTRIAL TECH INC    COM              03820C105      290    11925 SH       DEFINED                     0        0    11925
ARROW ELECTRONICS INC          COM              042735100      263     8160 SH       DEFINED                     0        0     8160
ASTRAZENECA PLC                COM              046353108     4499    75210 SH       DEFINED                     0        0    75210
BJ SERVICES CO                 COM              055482103     4577   122830 SH       DEFINED                     0        0   122830
BUCYRUS INTERNATIONAL INC NEW  COM              118759109      275     5440 SH       DEFINED                     0        0     5440
CDW CORP                       COM              12512N105     3277    59960 SH       DEFINED                     0        0    59960
CELADON GROUP, INC.            COM              150838100      334    15157 SH       DEFINED                     0        0    15157
DARDEN RESTAURANTS INC         COM              237194105     3973   100850 SH       DEFINED                     0        0   100850
DAWSON GEOPHYSICAL CO          COM              239359102      260     8460 SH       DEFINED                     0        0     8460
DUKE ENERGY CORP               COM              26441C105     3889   132406 SH       DEFINED                     0        0   132406
ENSCO INTL INC                 COM              26874Q100      269     5840 SH       DEFINED                     0        0     5840
EATON CORP                     COM              278058102     4069    53960 SH       DEFINED                     0        0    53960
EDWARDS A G INC                COM              281760108      267     4830 SH       DEFINED                     0        0     4830
FASTENAL COMPANY               COM              311900104      284     7040 SH       DEFINED                     0        0     7040
FLORIDA ROCK INDS INC          COM              341140101      233     4700 SH       DEFINED                     0        0     4700
GRAINGER W W INC               COM              384802104     4380    58219 SH       DEFINED                     0        0    58219
IMMUCOR INC                    COM              452526106      282    14655 SH       DEFINED                     0        0    14655
INVENTIV HEALTH INC            COM              46122E105      290    10070 SH       DEFINED                     0        0    10070
JABIL CIRCUIT INC              COM              466313103     2776   108455 SH       DEFINED                     0        0   108455
KING PHARMACEUTICALS INC       COM              495582108      259    15250 SH       DEFINED                     0        0    15250
LENNOX INTERNATIONAL INC       COM              526107107      240     9060 SH       DEFINED                     0        0     9060
MARSHALL & ILSLEY CP           COM              571834100     4047    88474 SH       DEFINED                     0        0    88474
MCKESSON CORP                  COM              58155Q103     3247    68680 SH       DEFINED                     0        0    68680
MENS WAREHOUSE INC             COM              587118100      244     8060 SH       DEFINED                     0        0     8060
METLIFE INC                    COM              59156R108     4053    79140 SH       DEFINED                     0        0    79140
MYLAN LABS INC                 COM              628530107      262    13090 SH       DEFINED                     0        0    13090
NETEASE COM INC                COM              64110W102      248    11090 SH       DEFINED                     0        0    11090
NIKE INC CL B                  COM              654106103     3912    48298 SH       DEFINED                     0        0    48298
NORDSTROM INC                  COM              655664100     3253    89120 SH       DEFINED                     0        0    89120
NOVATEL INC                    COM              669954109      275     8060 SH       DEFINED                     0        0     8060
ORBITAL SCIENCES CORPORATTION  COM              685564106      391    24200 SH       DEFINED                     0        0    24200
O'REILLY AUTOMOTIVE INC        COM              686091109      245     7850 SH       DEFINED                     0        0     7850
PROASSURANCE CORP              COM              74267C106      277     5740 SH       DEFINED                     0        0     5740
ROWAN COMPANIES INC            COM              779382100      247     6950 SH       DEFINED                     0        0     6950
SEI INVESTMENT CO              COM              784117103      305     6240 SH       DEFINED                     0        0     6240
SHERWIN WILLIAMS CO            COM              824348106      277     5840 SH       DEFINED                     0        0     5840
SWIFT TRANSN CO                COM              870756103      288     9060 SH       DEFINED                     0        0     9060
TEXAS INSTRUMENTS INC          COM              882508104     3806   125660 SH       DEFINED                     0        0   125660
3M CO                          COM              88579Y101     3946    48860 SH       DEFINED                     0        0    48860
TIDEWATER INC                  COM              886423102      277     5630 SH       DEFINED                     0        0     5630
TORO COMPANY                   COM              891092108      254     5440 SH       DEFINED                     0        0     5440
TRIUMPH GROUP INC NEW          COM              896818101      285     5940 SH       DEFINED                     0        0     5940
WALGREEN CO                    COM              931422109     3752    83677 SH       DEFINED                     0        0    83677
WEST CORP                      COM              952355105      370     7730 SH       DEFINED                     0        0     7730
NABORS INDUSTRIES LTD          COM              G6359F103     3586   106140 SH       DEFINED                     0        0   106140